Document and Entity Information	Oct. 31, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0001318342
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Creation Date	Mar. 21, 2025
Document Effective Date	Mar. 21, 2025
Prospectus Date	Oct. 31, 2024
AAM/Insight Select Income Fund | Class A
Prospectus:
Trading Symbol	CPUAX
AAM/Insight Select Income Fund | Class C
Prospectus:
Trading Symbol	CPUCX
AAM/Insight Select Income Fund | Class I
Prospectus:
Trading Symbol	CPUIX
AAM/Insight Select Income Fund | Class Y
Prospectus:
Trading Symbol	CPUYX